Derivative Financial Instruments (Narrative) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Derivatives designated as hedging instruments
Derivative [Line Items]
Notional Amount of Foreign Currency Cash Flow Hedge Derivatives	$ 85.0	$ 71.9
Derivatives not designated as hedging instruments
Derivative [Line Items]
Notional Amount of Foreign Currency Derivatives	$ 90.4	$ 75.6